Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents (restricted cash of $0.1 million and $0.0 million at December 31, 2023 and 2022, respectively)	$ 33,409	$ 80,091
Restricted short-term investments	4,250
Inventory	24,976	54,060
Prepaid expenses	10,715	13,055
Other current assets	45,923	39,248
Total current assets	119,273	186,454
Property and equipment, net	45,055	74,147
Content assets, net	21,359	34,888
Goodwill and intangible assets, net	85,166	133,370
Right-of-use assets, net	3,063	5,030
Other assets	2,923	9,506
Total assets	276,839	443,395
Current liabilities:
Accounts payable	10,659	17,940
Accrued expenses	42,147	64,430
Deferred revenue	97,169	95,587
Current portion of lease liabilities	1,835	2,150
Current portion of Term Loan	8,068	1,250
Other current liabilities	5,325	3,283
Total current liabilities	165,203	184,640
Term Loan	21,491	39,735
Long-term lease liabilities, net	1,425	3,318
Deferred tax liabilities, net	10	181
Other liabilities	5,950	3,979
Total liabilities	194,079	231,853
Stockholders' equity:
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding as of December 31, 2023 and 2022
Additional paid-in capital	654,657	630,738
Accumulated deficit	(571,876)	(419,235)
Accumulated other comprehensive income (loss)	(23)	37
Total stockholders' equity	82,760	211,542
Total liabilities and stockholders' equity	276,839	443,395
Class A Common Stock [Member]
Stockholders' equity:
Common stock value	1	1
Class X Common Stock [Member]
Stockholders' equity:
Common stock value	1	1
Class C Common Stock [Member]
Stockholders' equity:
Common stock value